Note 20 - Interest Rate Risk and Liquidity Risk	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of how entity manages liquidity risk [text block]
20.	Interest rate risk and liquidity risk:

The Bank is exposed to interest rate risk as a consequence of any mismatch, or gap, between assets and liabilities scheduled to mature or reset on particular dates. The gaps which existed at October 31, 2024 are set out below:

(thousands of Canadian dollars)
	Floating	Within	3 months to	1 year to	2 years to	Over	Non-interest
	rate	3 months	1 year	2 years	5 years	5 years	rate sensitive	Total

Assets
Cash	$225,254	$-	$-	$-	$-	$-	$-	$225,254
Effective rate	3.60%

Securities	-	287,862	7,275	-	-	4,163	-	299,300
Effective rate		3.53%	4.91%			5.73%

Loans	716,609	109,736	347,502	314,375	2,244,279	485,141	18,474	4,236,116
Effective rate	8.60%	6.78%	6.49%	5.61%	6.19%	5.84%

Other	-	-	-	-	-	-	77,814	77,814
Effective rate

Total Assets	$941,863	$397,598	$354,777	$314,375	$2,244,279	$489,304	$96,288	$4,838,484

Liabilities
Deposits	$729,719	$454,182	$1,749,894	$494,866	$639,058	$-	$76,954	$4,144,673
Effective rate	2.72%	4.67%	4.63%	4.16%	4.64%

Subordinated notes*	-	-	-	-	-	102,503	-	102,503
Effective rate						5.38%

Other	177,284	-	-	-	-	-	14,821	192,105
Effective rate	3.17%

Equity	-	-	-	-	-	-	399,203	399,203
Effective rate

Total liabilities and equity	$907,003	$454,182	$1,749,894	$494,866	$639,058	$102,503	$490,978	$4,838,484

Derivative instruments	$21,963	$-	$-	$-	$-	$(21,963)	$-	$-

October 31, 2024 gap	$56,823	$(56,584)	$(1,395,117)	$(180,491)	$1,605,221	$364,838	$(394,690)	$-
Cumulative	$56,823	$239	$(1,394,878)	$(1,575,369)	$29,852	$394,690	$-	$-

October 31, 2023 gap	$246,306	$(136,284)	$(1,105,798)	$(219,263)	$1,063,460	$529,711	$(378,132)	$-
Cumulative	$246,306	$110,022	$(995,776)	$(1,215,039)	$(151,579)	$378,132	$-	$-
*	The fixed rate applies only until May 1, 2026, at which point the obligation switches to floating rate and the notes are redeemable by the Bank, subject to regulatory approval.